Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the financial statements were issued. Based on this review, other than disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Business Combination Agreement Amendment.

On February 14, 2023, Avanseus and the Company entered into a Second Amendment to Business Combination Agreement (the “Second BCA Amendment”) to further amend the Original Business Combination Agreement. The Second BCA Amendment further amends the Original Business Combination Agreement to:

(1)	Amend the definition of Acquiror Transaction Expenses to exclude expenses that are expressly deferred, waived or converted to equity by written agreement of the parties to which they are owed on terms satisfactory to Avanseus;

(2)	Delete provisions related to a PIPE offering by the Company and provisions related to a pool of one million the Company’s Class A Ordinary Shares to be issued for purposes mutually acceptable to the Company and Avanseus;

(3)	Delete a closing condition that required the combined companies to have at least $5,000,001 of net tangible assets at Closing;

(4)	Amend the minimum cash closing condition to reduce the amount of cash that the combined companies must have at Closing after the payment of their transaction expenses from $25 million to $4 million and to require that post-closing financing shall provide for additional proceeds to FATP in the amount of $6 million upon the effectiveness of a registration statement registering FATP shares that may be issued to the post-closing financing providers pursuant to the definitive financing agreements;

(5)	Add a new closing condition that the Company enter into one or more definitive financing agreements with terms mutually acceptable to the Company and Avanseus with one or more post-closing financing providers acceptable to both the Company and Avanseus, which may include the issuance of up to one million the Company’s Class A ordinary shares as origination fees to the post-closing financing providers;

(6)	Extend the Agreement End Date, which is the date that either the Company or Avanseus may terminate the Business Combination Agreement without cause (provided that the terminating party is not itself in material breach of the Business Combination Agreement), from February 22, 2023 to July 15, 2023; and

(7)	Delete the closing condition added by the First BCA Amendment that holders of at least 5,200,000 publicly held Class A ordinary shares redeem such shares at the closing of the transactions contemplated in the Business Combination since the redemption of 6,058,262 Class A ordinary shares in connection with the January 13, 2023 First Charter Amendment rendered such condition unnecessary.

Charter Amendments.

In an extraordinary general meeting held on January 13, 2023, shareholders approved the First Amendment to the Amended and Restated Memorandum and Articles of Association (the “First Charter Amendment”), changing the structure and cost of the Company’s right to extend the date (the “Termination Date”) by which the Company must either (i) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses (a “business combination”), or else (ii) cease operations if the Company fails to complete such business combination, and redeem or repurchase 100% of the public shares included as part of the units sold in the IPO.

The First Charter Amendment allowed the Company to extend the Termination Date by up to six (6) one-month extensions to July 15, 2023 (each of which is refered to as an “Extension”, and such later date, the “Extended Deadline”) provided that if any Extended Deadline ends on a day that is not a business day, such Extended Deadline will be automatically extended to the next succeeding business day. To obtain each 1-month Extension, the Company, the sponsor or any of their affiliates or designees was required to deposit into the Company’s Trust Account with Continental by the deadline applicable prior to the Extension $0.0575 per share for each of the public shares outstanding as of the deadline prior to the Extension (after giving effect to redemptions in connection with the approval of the First Charter Amendment by the Company’s shareholders with respect to the first such Extension). In connection with the approval of the First Charter Amendment on January 13, 2023, holders of 6,058,262 of the public shares exercised their right to redeem those shares for cash at an approximate price of $10.16 per share, for an aggregate of approximately $61.57 million, leaving 5,441,738 public shares outstanding after the January 13, 2023 shareholders meeting.

At another extraordinary general meeting held on April 14, 2023, FATP’s shareholders approved a Second Amendment to the Existing FATP Charter (the “Second Charter Amendment”), further changing the structure and cost of FATP’s right to extend the Termination Date. The Second Charter Amendment allows FATP to extend the Termination date by up to nine (9) one-month extensions to January 15, 2024 provided that if any Extended Deadline ends on a day that is not a business day, such Extended Deadline will be automatically extended to the next succeeding business day. To obtain each 1-month Extension under the Second Charter Amendment, FATP, its sponsor or any of their affiliates or designees must deposit into FATP’s trust account with Continental by the deadline applicable prior to the Extension the lower of $50,000 or $0.05 per share for each FATP public share outstanding as of the deadline prior to the Extension (after giving effect to redemptions in connection with the approval of the Second Charter Amendment by FATP’s shareholders with respect to the first such Extension). In connection with the approval of the Second Charter Amendment on April 14, 2023, holders of 4,956,145 of FATP’s public shares exercised their right to redeem those shares for cash at an approximate price of $10.46 per share, for an aggregate of approximately $51.8 million, leaving 485,593 FATP public shares outstanding after the April 14, 2023 shareholders meeting.

Extensions of Deadline to Complete the Company’s Initial Business Combination.

The Company has exercised its right to extend the deadline to complete its initial business combination four times to date. On January 17, 2023, the Company deposited an aggregate of $312,900 (representing $0.0575 per public share) into the Company’s trust account, which came from cash on hand of the Company and from proceeds of loans from shareholders of the Company’s Sponsor and other designees of the Company who received non-interest bearing, unsecured promissory notes in consideration for the loans and which enables the Company to extend the period of time it has to consummate its initial business combination by one month from January 15, 2023 to February 15, 2023, and on each of February 15, 2023 and March 15, 2023, the Company deposited another $312,900 into the trust account to further extend the deadline to April 15, 2023. On April 14, 2023, the Company deposited $24,280 into the trust account to further extend the deadline to May 15, 2023. The last of these four Extensions are the first of up to nine one-month Extensions permitted under the Company’s governing documents. As of May 5, 2023, the balance in the trust account was approximately $5.1 million or approximately $10.59 per outstanding public share. The Company has eight remaining 1-month Extensions available to it under the Second Charter Amendment.

Debt Capital Financing for Extension Funds and Working Capital

On January 8, 2023, the Company’s board of directors authorized the Company to raise up to $1 million of funds by the issuance of non-interest-bearing notes to fund Extensions of the deadline to complete our initial business combination. As of May 5, 2023, there was an aggregate principal amount of $407,540 of such non-interest-bearing outstanding, and 40,754 Class B Ordinary Shares were or are being transferred to the holders of these notes.

On January 26, 2023, the Company’s board of directors authorized the Company to raise up to $1,062,500 of funds for working capital (which can also be used to fund Extensions of the deadline to complete our initial business combination) through a private offering of promissory notes bearing simple interest at a rate of 15% per annum to prospective investors who are not our sponsor, directors or officers or any of their affiliates. As of May 5, 2023, there was an aggregate principal amount of $607,740 of such interest-bearing notes outstanding, and 60,774 Class B Ordinary Shares were or are being transferred to the holders of these notes.

In January and February 2023, one of the Company’s officers paid $29,754 to third-party vendors on behalf of the Company. These debts are non-interest bearing and will mature as demanded.

On May 4, Fat Projects International Investments and Holdings Limited (“FPI”), a shareholder of the Company’s Sponsor that received Class B Ordinary Shares and Private Placement warrants shortly after the closing of the Company’s IPO which is controlled by the Company’s Co-Chief Executive Officers, David Andrada and Tristan Lo, sold 127,000 Class B Ordinary Shares to a private investor for $250,000 and loaned the proceeds to the Company in return for a non-interest-bearing, unsecured promissory note in that principal amount. Each of FATP’s six directors other than Mr. Andrada and Mr. Lo waived their right to receive 10,000 Director Compensation Shares (as defined above under “Certain Relationships and Related Party Transactions - FATP Relationships and Related Party Transactions - FATP Class B Ordinary Shares”) (for an aggregate of 60,000 Director Compensation Shares) from FPI upon consummation of the Company’s initial business combination to be included in the shares sold to the private investor.